RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Trade receivables, allowances for credit losses at beginning of period	$ (18,001)
Additional provisions in the period	(4,507)
Write-offs	721
Recoveries of amounts previously reserved	2,768
Balance sheet reclassifications	(2,158)
Foreign exchange impact	(283)
Trade receivables, allowances for credit losses at end of period	$ (21,460)